Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Schedule of Inventories
	At December 31,
	2024	2023

Finished products	$1,504,397	$153,209
Impairment loss	(1,504,397)	-

	$-	$153,209